Debt (Details 1) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Carrying amount of notes in condensed consolidated balance sheets
Carrying amount of the equity component in additional paid-in capital	$ 28,449	$ 28,449
Net carrying amount of the liability component	166,931	163,108
Senior Subordinated Notes [Member]
Carrying amount of notes in condensed consolidated balance sheets
Principal amount of the liability component	175,000	175,000
Less: unamortized discount	8,069	11,892
Net carrying amount of the liability component	$ 166,931	$ 163,108